Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	B4 Earnings per share
Basic earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-
controlling interests, divided by the weighted average number of ordinary shares outstanding during the year, excluding those held in employee share trusts, which are treated as cancelled. For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. No adjustment is made if the impact is anti-dilutive overall.

	2025
	Before tax	Tax	Non- controlling interests	Net of tax and non- controlling interests	Basic earnings per share	Diluted earnings per share
	$m	$m	$m	$m	cents	cents
Based on profit for the year	4,941	(822)	(141)	3,978	154.2¢	153.5¢
Short-term interest rate and other market fluctuations	(120)	48	(14)	(86)	(3.3)¢	(3.3)¢
Gain attaching to corporate transactions	(1,515)	240	–	(1,275)	(49.5)¢	(49.2)¢
Based on adjusted operating profit	3,306	(534)	(155)	2,617	(101.4)¢	(101.0)¢

	2024
	Before tax	Tax	Non- controlling interests	Net of tax and non- controlling interests	Basic earnings per share	Diluted earnings per share
	$m	$m	$m	$m	cents	cents
Based on profit for the year	2,953	(538)	(130)	2,285	84.1¢	84.0¢
Short-term interest rate and other market fluctuations	105	(9)	10	106	3.9¢	3.9¢
Loss attaching to corporate transactions	71	–	(26)	45	1.7¢	1.7¢
Based on adjusted operating profit	3,129	(547)	(146)	2,436	89.7¢	89.6¢

	2023
	Before tax	Tax	Non- controlling interests	Net of tax and non- controlling interests	Basic earnings per share	Diluted earnings per share
	$m	$m	$m	$m	cents	cents
Based on profit for the year	2,097	(385)	(11)	1,701	62.1¢	61.9¢
Short-term interest rate and other market fluctuations	774	(59)	–	715	26.1¢	26.0¢
Loss attaching to corporate transactions	22	–	–	22	0.8¢	0.8¢
Based on adjusted operating profit	2,893	(444)	(11)	2,438	89.0¢	88.7¢
For 2025, the weighted average number of shares for calculating basic earnings per share, which excludes those held in employee share trusts, is 2,580 million (2024: 2,715 million; 2023: 2,741 million) shares. After including a dilutive effect of the Group's share options and awards of 12 million (2024: 5 million; 2023: 6 million ) shares, the weighted average number of shares for calculating diluted earnings per share is 2,592 million (2024: 2,720 million; 2023: 2,747 million) shares.